Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000099278 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000099278 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000099278 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099278 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099278 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099278 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000099278 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099278 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000099278 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000099279 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000099279 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000099279 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099279 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099279 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099279 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000099279 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099279 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000099279 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000189665 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000189665 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000189665 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000189665 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000189665 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000189665 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000189665 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000189665 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000189665 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000099280 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000099280 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000099280 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099280 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099280 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099280 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000099280 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099280 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000099280 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000099281 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000099281 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000099281 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099281 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099281 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099281 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000099281 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099281 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000099281 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000099282 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000099282 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000099282 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099282 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099282 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099282 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000099282 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099282 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000099282 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000189666 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000189666 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000189666 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000189666 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000189666 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000189666 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000189666 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000189666 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000189666 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000131610 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000131610 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000131610 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000131610 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000131610 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000131610 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000131610 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131610 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000131610 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000236116 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000236116 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000236116 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000236116 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236116 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000236116 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000236116 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000236116 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000236116 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000015882 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000015882 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000015882 [Member] | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000015882 [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000015882 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000015882 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000015882 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015882 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000015884 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000015884 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000015884 [Member] | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000015884 [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000015884 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000015884 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000015884 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015884 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000189663 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000189663 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000189663 [Member] | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000189663 [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000189663 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000189663 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000189663 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000189663 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000015883 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000015883 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000015883 [Member] | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000015883 [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000015883 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000015883 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000015883 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015883 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000050996 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000050996 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000050996 [Member] | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000050996 [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000050996 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000050996 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000050996 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000050996 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000050997 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000050997 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000050997 [Member] | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000050997 [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000050997 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000050997 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000050997 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000050997 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000189664 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000189664 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000189664 [Member] | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000189664 [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000189664 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000189664 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000189664 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000189664 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000131605 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000131605 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000131605 [Member] | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000131605 [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000131605 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000131605 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000131605 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000131605 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)